PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,346	$ 4,294
Accumulated depreciation and amortization	(2,742)	(1,980)
Property and equipment, net	2,604	2,314
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,829	2,247
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	258	254
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	410	364
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,849	$ 1,429